Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	SFr (6,631,901)	SFr (11,496,401)	SFr (24,409,474)
Adjustments for:
Depreciation	30,823	72,713	122,784
Unrealized foreign currency exchange loss, net	21,290	211,214	776,165
Net interest expense	1,205	1,052,787	1,568,781
Loss on disposal of property and equipment		78,133
Share based payments	226,601	27,730	354,851
Transaction costs		520,125	1,026,766
Employee benefits	40,150	(37,491)	142,514
Revaluation gain derivative financial instruments	(663,725)	(1,350,071)	(3,372,186)
Income tax gain/(loss)	(193,837)	162,177	(17,773)
Total	(7,169,394)	(10,759,084)	(23,807,572)
Changes in:
Other receivables	(18,925)	(18,390)	93,328
Prepayments	(82,948)	301,628	299,684
Trade and other payables	(898,088)	635,516	(637,177)
Accrued expenses	(224,077)	(3,391,834)	(224,028)
Net cash used in operating activities	(8,393,432)	(13,232,164)	(24,275,765)
Cash flows from investing activities
Purchase of property and equipment	(63,600)		(6,389)
Purchase of intangibles	(2,955,036)	(1,891,115)	(146,580)
Proceeds from disposals of property and equipment		68,160
Interest received	17,882		53,570
Net cash from / (used) in investing activities	(3,000,754)	(1,822,955)	(99,399)
Cash flows from financing activities
Proceeds from offerings and warrants exercises	9,793,643	17,447,499	13,039,066
Transaction costs	(948,615)	(2,006,577)	(1,548,281)
Repayment of loan	(1,463,328)	(9,272,328)	(2,087,076)
Interest paid	(3,745)	(435,993)	(1,182,369)
Net cash from financing activities	7,377,955	5,732,601	8,221,340
Net decrease in cash and cash equivalents	(4,016,231)	(9,322,518)	(16,153,824)
Cash and cash equivalents at beginning of the period	5,393,207	14,973,369	32,442,222
Net effect of currency translation on cash	7,744	(257,644)	(1,315,029)
Cash and cash equivalents at end of the period	SFr 1,384,720	SFr 5,393,207	SFr 14,973,369